UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.2%                Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                              5.50%, 1/01/22                                                             $   3,580   $    3,004,730
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.4%                 Anchorage, Alaska, Water Revenue Refunding Bonds, 6%, 9/01/24 (a)              1,630        1,672,266
                              Matanuska-Susitna Boro, Alaska, GO, Series A, 6%, 3/01/10 (b)(c)               1,700        1,783,147
                                                                                                                     --------------
                                                                                                                          3,455,413
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 4.4%               Arkansas State Development Finance Authority, M/F Mortgage Revenue
                              Refunding Bonds, Series C, 5.35%, 12/01/35 (c)(d)                             12,215       10,644,517
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.3%            California State Various Purpose, GO, 5.25%, 12/01/22 (e)                      2,935        2,940,635
                              California State Veterans, GO, Refunding, AMT, Series BZ, 5.35%,
                              12/01/21 (c)                                                                   9,350        8,506,724
                              Dixon, California, Unified School District, GO (Election of 2002),
                              5.20%, 8/01/44 (e)                                                             2,405        2,196,943
                              Eastern Municipal Water District, California, Water and Sewer, COP,
                              Series H, 5%, 7/01/35                                                          1,175        1,030,839
                              Los Angeles County, California, Metropolitan Transportation Authority,
                              Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior
                              Series A, 8%, 7/01/20 (c)(f)(g)                                                5,000        5,000,000
                              Modesto, California, Schools Infrastructure Financing Agency,
                              Special Tax Bonds, 5.50%, 9/01/36 (a)                                          4,240        3,731,666
                              Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%,
                              11/01/21 (c)(h)                                                                3,000        2,703,900
                              Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                              5.375%, 11/01/27 (c)(h)                                                        5,000        4,146,450
                              Roseville, California, Joint Union High School District,
                              GO (Election of 2004), Series A, 5%, 8/01/29 (c)(h)                            2,985        2,773,513
                              Sacramento, California, City Financing Authority, Capital Improvement
                              Revenue Bonds, 5%, 12/01/27 (a)                                                  150          139,357
                              Sacramento County, California, Airport System Revenue Bonds, AMT,
                              Senior Series B, 5.25%, 7/01/39 (e)                                            5,350        4,052,892
                              San Diego, California, Community College District, GO (Election of 2002),
                              5%, 5/01/30 (e)                                                                1,485        1,390,272
                              San Francisco, California, City and County Airport Commission,
                              International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel
                              Company LLC), AMT, Series A, 6.10%, 1/01/20 (e)                                1,250        1,189,663
                              Stockton, California, Public Financing Revenue Bonds (Redevelopment
                              Projects), Series A, 5.25%, 9/01/31 (i)                                          495          408,613

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT     Alternative Minimum Tax (subject to)
CABS    Capital Appreciation Bonds
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
VRDN    Variable Rate Demand Notes

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Stockton, California, Public Financing Revenue Bonds (Redevelopment
                              Projects), Series A, 5.25%, 9/01/34 (i)                                    $   2,930   $    2,365,448
                              Vista, California, COP (Community Projects), 5%, 5/01/37 (c)                   5,400        4,538,268
                                                                                                                     --------------
                                                                                                                         47,115,183
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.6%               Aurora, Colorado, COP, 5.75%, 12/01/10 (a)(b)                                  6,285        6,705,718
                              Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                              Senior Series A-2, 7.50%, 4/01/31                                                190          200,095
                              Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
                              (Poudre Valley Health Care), Series A, 5.75%, 12/01/09 (b)(e)                  4,000        4,212,520
                                                                                                                     --------------
                                                                                                                         11,118,333
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.6%            Connecticut State, GO, Refunding, Series D, 5%, 12/01/24 (c)                   1,520        1,525,472
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 0.9%   District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
                              Fund - New Communities Project), Series A, 5%, 6/01/32 (c)                     2,500        2,161,125
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 33.2%               Brevard County, Florida, Health Facilities Authority, Healthcare
                              Facilities Revenue Bonds (Health First, Inc. Project), 5%, 4/01/34             2,600        1,726,842
                              Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                              Series E, 5.90%, 10/01/39 (j)(k)(l)                                            2,310        2,144,050
                              Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (e)       5,600        5,095,832
                              Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                              Series 1, 5.375%, 10/01/49 (j)(k)(l)                                           3,385        2,873,323
                              Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
                              Cancer Center Project), Series A, 5.25%, 7/01/37                               4,700        3,404,774
                              Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                              Project), Series B, 5.15%, 9/01/25                                             1,200        1,188,300
                              Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                              (Baptist Medical Center Project), 5%, 8/15/37 (e)                              7,740        6,770,333
                              Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (m)     6,250        5,562,812
                              Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A,
                              5%, 4/01/32 (a)                                                                5,000        4,392,250
                              Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
                              Improvement Program), 5%, 1/01/37 (c)                                          2,900        2,442,351
                              Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%,
                              10/01/33 (e)                                                                   6,730        5,063,719
                              Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                              International Airport), AMT, Series A, 5.25%, 10/01/41 (e)                    13,800       10,343,790
                              Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                              International Airport), AMT, Series A, 5.50%, 10/01/41 (e)                     6,700        5,251,125
                              Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                              5.25%, 5/01/28 (m)                                                             5,000        4,788,250
                              Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
                              5.25%, 5/01/31 (m)                                                             3,600        3,404,772
                              Miami-Dade County, Florida, Special Obligation Revenue Bonds,
                              Sub-Series A, 5.24%, 10/01/37 (c)(n)                                           3,670          518,865
                              Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent
                              Contract Payments), Series A, 5.25%, 11/01/38 (m)                              4,000        3,625,960
                              Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125%,
                              12/01/28 (a)                                                                   6,300        5,560,758

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                              Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.352%,
                              6/01/31 (a)(n)                                                             $   5,065   $    1,189,362
                              Seminole County, Florida, Water and Sewer Revenue Bonds, 5%, 10/01/31          6,250        5,731,250
                                                                                                                     --------------
                                                                                                                         81,078,718
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.2%                  Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                              Series E, 6%, 1/01/32                                                            360          360,108
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.2%               Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (c)                 3,125        2,928,000
                              Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Refunding Bonds, Third Lien, Series A, 5%, 1/01/31 (c)                         1,430        1,236,964
                              Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
                              Health System), VRDN, Series B, 1.25%, 11/01/38 (f)(g)                         3,500        3,500,000
                              Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School
                              District Number 220, GO, 6%, 12/01/20 (h)                                        125          130,429
                                                                                                                     --------------
                                                                                                                          7,795,393
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.4%                Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
                              Series A, 5%, 1/01/37 (c)                                                      8,000        6,672,800
                              Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
                              Series A, 5%, 1/01/42 (c)                                                      8,000        6,489,120
                                                                                                                     --------------
                                                                                                                         13,161,920
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 2.5%                 Kansas State Development Finance Authority, Health Facilities Revenue
                              Bonds (Sisters of Charity Leavenworth), Series J, 6.125%, 12/01/20             3,510        3,527,620
                              Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT,
                              Series A-2, 6.20%, 12/01/33 (j)(l)                                             2,615        2,635,005
                                                                                                                     --------------
                                                                                                                          6,162,625
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.4%               Kentucky Economic Development Financing Authority, Louisville Arena
                              Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1,
                              6%, 12/01/38 (m)                                                               1,150        1,085,933
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.1%              Louisiana Public Facilities Authority Revenue Bonds (CHRISTUS Health
                              Project), VRDN, Series C, 9.90%, 7/01/47 (c)(f)(g)                             6,250        6,250,000
                              Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%,
                              5/01/41 (c)(h)                                                                 1,600        1,386,640
                                                                                                                     --------------
                                                                                                                          7,636,640
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.1%               Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                              (Mercy-Mount Clemens), Series A, 6%, 5/15/09 (b)(c)                            1,000        1,029,510
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                              (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%,
                              6/01/30 (o)                                                                    2,000        1,639,640
                              Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                              (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%,
                              9/01/29 (o)                                                                    5,000        4,250,650
                              Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                              Edison Co. Project), Series AA, 6.40%, 8/01/24 (a)                             3,000        3,065,520
                                                                                                                     --------------
                                                                                                                          9,985,320
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 5.5%              Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%,
                              2/01/16 (e)                                                                $   2,555   $    2,646,188
                              Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%,
                              2/01/17 (e)                                                                    1,830        1,895,313
                              Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%,
                              2/01/18 (e)                                                                    3,570        3,697,413
                              Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%,
                              2/01/19 (e)                                                                    2,840        2,941,360
                              Sauk Rapids, Minnesota, Independent School District Number 47, GO,
                              Series A, 5.625%, 2/01/18 (c)                                                  2,185        2,306,683
                                                                                                                     --------------
                                                                                                                         13,486,957
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 4.7%                 Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT,
                              Series C, 5.375%, 7/01/20 (a)                                                  1,200        1,069,896
                              Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%,
                              7/01/38                                                                       10,000       10,182,500
                              Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2,
                              6.30%, 4/01/22 (c)                                                                95           95,753
                                                                                                                     --------------
                                                                                                                         11,348,149
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.4%             New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
                              7/01/33 (c)                                                                   11,000       10,306,340
                              New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%,
                              1/01/30 (e)                                                                    3,000        2,860,410
                                                                                                                     --------------
                                                                                                                         13,166,750
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.1%               Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                              5.75%, 8/01/09 (b)(e)                                                         12,300       12,871,212
                              Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
                              A-1, 5.25%, 6/01/21 (a)                                                        2,000        1,919,840
                                                                                                                     --------------
                                                                                                                         14,791,052
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.4%         North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%,
                              1/01/22 (a)                                                                    1,235        1,096,668
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.2%                   Aurora, Ohio, City School District, COP, 6.10%, 12/01/09 (b)(c)                1,745        1,844,238
                              Kent State University, Ohio, University Revenue Bonds, 6%, 5/01/24 (a)         1,000        1,016,170
                                                                                                                     --------------
                                                                                                                          2,860,408
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.1%               Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue
                              Refunding Bonds, Series A, 5.25%, 6/01/14 (b)(e)                               2,385        2,611,170
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.1%           Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                              (Capital Projects and Equipment Program), 6.15%, 12/01/29 (a)                    305          260,275
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 4.1%           Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                              (Public Safety and Municipal Buildings), Series A, 5.75%, 4/01/10 (a)(b)       5,555        5,876,690
                              Rhode Island State Health and Educational Building Corporation Revenue
                              Bonds (Rhode Island School of Design), Series D, 5.50%, 8/15/31 (o)            4,685        4,213,455
                                                                                                                     --------------
                                                                                                                         10,090,145
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 6.0%         South Carolina Housing Finance and Development Authority, Mortgage Revenue
                              Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (e)                           1,335        1,345,373
                              South Carolina State Public Service Authority, Revenue Refunding Bonds,
                              Series A, 5%, 1/01/42 (a)                                                     15,000       13,161,000
                                                                                                                     --------------
                                                                                                                         14,506,373
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
State                         Municipal Bonds                                                              (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.5%              Metropolitan Government of Nashville and Davidson County, Tennessee,
                              Health and Education Facilities Board, Revenue Refunding Bonds (Ascension
                              Health Credit), Series A, 5.875%, 11/15/09 (a)(b)                          $   3,500   $    3,681,965
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 15.8%                 Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
                              AMT, Series B, 6%, 11/01/23 (c)                                                1,300        1,181,570
                              Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                              Improvement Bonds, AMT, Series A, 5.875%, 11/01/17 (c)(h)                      1,835        1,756,334
                              Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                              Improvement Bonds, AMT, Series A, 5.875%, 11/01/18 (c)(h)                      2,150        2,029,407
                              Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                              Improvement Bonds, AMT, Series A, 5.875%, 11/01/19 (c)(h)                      2,390        2,227,169
                              El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                              Series A, 6%, 3/01/15 (e)                                                        115          123,049
                              El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                              Series A, 6%, 3/01/16 (e)                                                        170          181,898
                              El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                              Series A, 6%, 3/01/17 (e)                                                        180          192,598
                              Katy, Texas, Independent School District, GO, Series C, 5%, 2/15/38            6,300        5,792,283
                              North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
                              5.75%, 1/01/40 (c)                                                            14,750       13,684,902
                              North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier,
                              Series B, 5.75%, 1/01/40 (c)                                                   1,000          927,790
                              North Texas Tollway Authority, System Revenue Refunding Bonds, Series A,
                              5.625%, 1/01/33 (c)                                                           10,975       10,345,803
                                                                                                                     --------------
                                                                                                                         38,442,803
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.7%             Chelan County, Washington, Public Utility District Number 001, Consolidated
                              Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%, 7/01/37 (a)         3,840        2,992,550
                              Lewis County, Washington, GO, Refunding, 5.75%, 12/01/09 (a)(b)                1,805        1,883,716
                              Lewis County, Washington, GO, Refunding, 5.75%, 12/01/24 (a)                   1,640        1,672,866
                                                                                                                     --------------
                                                                                                                          6,549,132
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%              Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                              (Blood Center of Southeastern Wisconsin Project), 5.75%, 6/01/34               1,250        1,053,413
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%            Puerto Rico Commonwealth, Public Improvement, GO, 5.125%, 7/01/30 (e)          5,725        5,140,707
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds - 141.6%                                                            345,377,397
-----------------------------------------------------------------------------------------------------------------------------------
                              Municipal Bonds Transferred to
                              Tender Option Bond Trusts (p)
-----------------------------------------------------------------------------------------------------------------------------------
California - 9.1%             Palomar Pomerado Health Care District, California, GO (Election of 2004),
                              Series A, 5.125%, 8/01/37 (c)                                                  7,360        6,862,611
                              San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%,
                              9/01/30 (c)                                                                    3,805        3,560,051
                              Sequoia, California, Unified High School District, GO, Refunding, Series B,
                              5.50%, 7/01/35 (e)                                                             5,189        5,138,414
                              Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                              (Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (e)         2,920        2,609,721
                              Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                              (Community Facilities District Number 97-1), Series A, 5%, 9/01/38 (e)         4,620        4,039,220
                                                                                                                     --------------
                                                                                                                         22,210,017
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                              Municipal Bonds Transferred to                                                Par
State                         Tender Option Bond Trusts (p)                                                (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.4%               Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
                              Series C-3, 5.10%, 10/01/41 (e)                                            $   9,410   $    8,309,406
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.1%                Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
                              Program), AMT, Series A-2, 6%, 9/01/40 (j)(k)(l)                               4,500        4,348,575
                              Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5%,
                              10/01/35 (c)                                                                   6,493        5,822,069
                                                                                                                     --------------
                                                                                                                         10,170,644
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.5%                Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/34 (e)           6,290        6,167,471
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.9%               Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                              Refunding Bonds, Third Lien, AMT, Series A, 5%, 1/01/38 (e)                   15,000       13,155,225
                              Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%,
                              11/01/33 (e)                                                                   3,969        3,652,994
                                                                                                                     --------------
                                                                                                                         16,808,219
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.0%          Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
                              Bonds, Senior Series A, 5%, 7/01/35                                            5,535        4,999,710
                              Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                              Bonds, Series A, 5%, 8/15/30 (e)                                               4,994        4,733,354
                                                                                                                     --------------
                                                                                                                          9,733,064
-----------------------------------------------------------------------------------------------------------------------------------
New York - 2.8%               New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                              Bonds, Series A, 5.25%, 10/15/27 (a)                                           6,750        6,770,317
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.8%             Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (c)                       6,883        6,753,198
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds Transferred to
                              Tender Option Bond Trusts - 35.6%                                                          86,922,336
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Long-Term Investments (Cost - $478,500,290) - 177.2%                                432,299,733
-----------------------------------------------------------------------------------------------------------------------------------
                              Short-Term Securities                                                        Shares
-----------------------------------------------------------------------------------------------------------------------------------
                              Merrill Lynch Institutional Tax-Exempt Fund, 1.63% (q)(r)                  6,289,380        6,289,380
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities
                              (Cost - $6,289,380) - 2.6%                                                                  6,289,380
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $484,789,670*) - 179.8%                                         438,589,113

                              Other Assets Less Liabilities - 0.8%                                                        2,054,100

                              Liability for Trust Certificates, Including Interest Expense and
                                 Fees Payable - (21.0)%                                                                 (51,348,057)

                              Preferred Shares, at Redemption Value - (59.6)%                                          (145,374,948)
                                                                                                                     --------------
                              Net Assets Applicable to Common Shares - 100.0%                                        $  243,920,208
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 428,354,697
                                                                  =============
      Gross unrealized appreciation                               $   4,713,843
      Gross unrealized depreciation                                 (45,342,669)
                                                                  -------------
      Net unrealized depreciation                                 $ (40,628,826)
                                                                  =============
(a)   AMBAC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)   MBIA Insured.
(d)   FHA Insured.

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments October 31, 2008 (Unaudited)

(e)   FSA Insured.
(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(h)   FGIC Insured.
(i)   Radian Insured.
(j)   GNMA Collateralized.
(k)   FHLMC Collateralized.
(l)   FNMA Collateralized.
(m)   Assured Guaranty Insured.
(n) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(o)   XL Capital Insured.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(q)   Represents the current yield as of report date.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                            Net
                                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund     (18,529,084)      $ 72,865
      --------------------------------------------------------------------------

o Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                     $    6,289,380
      Level 2                                                        432,299,733
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                       $  438,589,113
                                                                  ==============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 19, 2008